UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of AmericaSM

[photo of a wooden pier with a covered boat slip]

Annual report for the year ended August 31, 2011

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2011 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)
Reflecting 2.50% maximum sales charge	–2.05%	—	2.20%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 19 to 21 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.15%. The fund’s distribution rate for Class A shares as of that date was 1.12%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We welcome the opportunity to once again present Short-Term Bond Fund of America’s annual report.

For the 12 months ended August 31, 2011, Short-Term Bond Fund of America recorded a total return of 0.8%. The unmanaged Barclays Capital U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, and the Lipper Short Investment Grade Debt Funds Average (a peer group measure) each gained 1.7% over the same period. Results for longer time periods are shown in the table below.

A higher weighting in Treasuries, which rallied strongly in the second half of the fiscal year, benefited the market index’s annual return. Also, unlike the fund’s results, the market index return does not include expenses.

Against a backdrop of volatile markets, the fund seeks to offer investors stability through a conservative approach to investing that takes less interest rate and credit risk than many funds in its peer group (see sidebar on pages 2 and 3). In the final six months of the fund’s fiscal year — when returns for riskier assets were relatively poor and markets were highly volatile — the fund’s return exceeded that of a majority of its peers.

The fund paid monthly dividends totaling about 12 cents a share for the fiscal year. This amounted to an income return of approximately 1.18% for investors who reinvested their dividends, and a slightly lower return for those who elected to take dividends in cash. The fund’s share price decreased by four cents to $10.11.

[Begin Sidebar]
Results at a glance
For periods ended August 31, 2011, with dividends reinvested

	Total returns	Average annual total returns
	1 year	3 years	Lifetime
			(since 10/2/06)
Short-Term Bond Fund of America
(Class A shares)	0.79%	2.25%	2.80%

Barclays Capital U.S. Government/
Credit 1–3 Years ex BBB Index*	1.66	3.19	4.12

Lipper Short Investment Grade Debt
Funds Average	1.68	3.73	3.52

*The index is unmanaged and therefore has no expenses.
[End Sidebar]

[photo of a wooden pier with a covered boat slip]

[Begin Sidebar]
In this report

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

10	Financial statements

27	Board of trustees and other officers
[End Sidebar]

Market conditions

For much of the first six months of the fund’s past fiscal year (through February 28), growing confidence in the U.S. economy helped push the price of Treasuries lower. Toward the end of that time, however, unrest in North Africa and the Middle East, rising oil prices and continued concerns about Europe’s government debt problems prompted a “flight to quality” as investors sought assets perceived as comparatively safe.

Investors continued to favor the relative safety of higher quality bonds, and U.S. Treasuries rallied for much of the fiscal year’s second half — even after the political wrangling on Capitol Hill over raising the debt limit and the downgrade of the U.S. government’s credit rating by a single rating agency in early August. The rally in Treasuries strengthened in August as weak economic data and growing concern about the fiscal weakness of some euro zone countries prompted investors to sell riskier investments and buy higher quality bonds. Yields (which move inversely to prices) on shorter maturity Treasuries declined. August sales of two-year and three-year Treasuries drew the lowest yields witnessed in more than three decades.

Inside the portfolio

The fund’s portfolio counselors focused on high-quality holdings in an effort to limit potential losses — Treasuries and other government securities accounted for just over half of the portfolio at fiscal year-end. They incrementally increased the fund’s holdings in mortgage-related securities and, to a much lesser extent, in corporate bonds. Thorough research indicated that select securities within these two sectors offered attractive return potential, relative to the risks entailed.

Increases in the fund’s mortgage-related exposure included purchases of agency pass-through securities issued by federal agencies such as Ginnie Mae, Fannie Mae and Freddie Mac that offered relatively high coupons. Owners of pass-throughs are in effect receiving the mortgage payments of a pool of homeowners across the U.S. The portfolio’s exposure to agency pass-throughs was 7.9% at fiscal year-end.

Portfolio counselors also selectively added to the fund’s commercial mortgage-backed securities (CMBS) holdings, focusing on securities where the financials of the underlying loans and deal structure appear to provide resilience against further potential turmoil in the commercial real estate market. Total returns for mortgage-related securities tend to be higher when refinancing activity is low, as has been the case recently.

Corporate bonds continue to be a significant holding (12.8% of the portfolio at fiscal year-end). Despite ongoing economic woes, many companies are in relatively good financial shape, as indicated by the large amount of cash that many have on their balance sheets as well as historically low levels of leverage (the ratio of net debt to shareholder equity).

Recently, the portfolio counselors’ ongoing search for high-quality bonds from which to build a well-diversified portfolio led them to the municipals market. They identified securities that offered particularly attractive yields (relative to the yields of similar bonds issued in the taxable market). Consistent with its investment guidelines, the fund’s small holdings in tax-exempt bonds increased slightly.

Details of the securities and sectors held by the fund can be found in the summary portfolio beginning on page 6.

[Begin Sidebar]
A conservative approach designed to provide income while preserving capital

Short-Term Bond Fund of America invests primarily in high-quality debt securities with ratings of Aa/AA or better, including those guaranteed or sponsored by the U.S. government or federal agencies, mortgage-backed securities, as well as asset-backed securities.

The first chart, at right, compares the fund’s risk-return profile relative to its peer group average. We also plot Intermediate Bond Fund of America as we believe it may be an appropriate additional choice for investors who also have a need to invest with a somewhat longer time horizon and incrementally more risk.

Short-Term Bond Fund of America’s diversified portfolio and investment approach seeks to offer investors income while also endeavoring to preserve their initial investment. The second chart, at far right, compares the fund’s share price versus the median of the five largest funds in its peer group.

Return versus volatility (for the 3-year period ended 8/31/11)

[begin scatter chart]
	Return	Volatility

Short-Term Bond Fund of America	2.25%	1.37%
Lipper Short Investment Grade Debt Funds Average	3.73	3.02
Intermediate Bond Fund of America	4.50	2.73
[end scatter chart]

Returns (Class A shares) include reinvestment of all distributions.
Volatility is calculated at net asset value by Lipper using annualized standard deviation (based on monthly returns), a measure of how returns have varied from the mean; a lower number signifies lower volatility.
Average calculated using the funds in the Lipper Short Investment Grade Debt Funds peer group. Results of the Lipper average do not reflect any sales charges.

Share price stability (from fund’s inception* until 8/31/11)

[begin line chart]
	Short-Term Bond Fund of America	Median of 5 largest Short Investment Grade Debt Funds

10/02/2006	100.00	100.00
10/31/2006	100.10	100.00
11/30/2006	100.20	100.30
12/31/2006	100.00	99.80
01/31/2007	99.90	99.60
02/28/2007	100.10	100.30
03/31/2007	100.00	100.20
04/30/2007	100.10	100.10
05/31/2007	99.70	98.99
06/30/2007	99.60	98.89
07/31/2007	99.80	99.60
08/31/2007	99.90	100.00
09/30/2007	100.20	100.81
10/31/2007	100.20	100.91
11/30/2007	100.50	102.32
12/31/2007	100.30	102.02
01/31/2008	101.10	103.83
02/29/2008	100.70	104.04
03/31/2008	100.20	102.32
04/30/2008	99.80	102.22
05/31/2008	99.50	101.92
06/30/2008	99.30	100.91
07/31/2008	99.10	100.20
08/31/2008	99.00	100.30
09/30/2008	98.30	96.06
10/31/2008	97.20	95.46
11/30/2008	97.40	93.64
12/31/2008	98.30	95.06
01/31/2009	98.50	95.46
02/28/2009	98.50	93.44
03/31/2009	99.10	93.84
04/30/2009	99.30	96.06
05/31/2009	99.50	98.99
06/30/2009	99.40	99.50
07/31/2009	99.90	101.01
08/31/2009	100.20	102.32
09/30/2009	100.40	103.03
10/31/2009	100.50	103.73
11/30/2009	101.00	104.24
12/31/2009	100.10	103.83
01/31/2010	100.70	104.74
02/28/2010	100.80	104.94
03/31/2010	100.50	105.35
04/30/2010	100.60	105.95
05/31/2010	100.70	105.15
06/30/2010	101.10	105.75
07/31/2010	101.40	106.46
08/31/2010	101.50	106.66
09/30/2010	101.60	107.27
10/31/2010	101.70	108.07
11/30/2010	101.30	107.06
12/31/2010	100.80	104.84
01/31/2011	100.80	105.05
02/28/2011	100.60	105.15
03/31/2011	100.50	105.35
04/30/2011	100.80	106.16
05/31/2011	101.00	106.26
06/30/2011	100.90	105.95
07/31/2011	101.00	106.16
08/31/2011	101.10	105.45
[end line chart]
*Short-Term Bond Fund of America’s inception date is 10/2/06.
Median monthly changes in net asset value of the five largest funds in the Lipper Short Investment Grade Debt Funds peer group as of 8/31/11 (initially scaled to 100). For this five-fund dataset, the median reflects the third-largest monthly change in value.
[End Sidebar]

Looking ahead

The sustainability of economic recovery has become more questionable. Beyond the shifting economic outlook, there are a number of significant issues that bond investors must keep an eye on, including the ongoing European government debt crisis and the effects of bond market intervention by the U.S. Federal Reserve.

As ever, the fund’s portfolio counselors — including John Queen, a new addition who replaced Mark Macdonald following his retirement in the latter half of the fiscal year — manage the fund with a view to protecting principal while delivering current income through various market cycles. John has two decades of broad fixed-income experience in both the taxable and tax-exempt bond markets.

The fund’s diversified portfolio seeks to offer investors a measure of stability — serving as an anchor within their overall investment mix. As such, the fund also could be an appropriate choice for investors who want to invest their money for a year or so, but are seeking a better potential return than that typically offered by a money market fund (an investment in Short-Term Bond Fund of America entails additional investment risks that are not present with money market funds).

In contrast to longer term bond funds, this fund is designed to offer returns that are less affected by changes in interest rates. Duration — a measure of sensitivity to changes in interest rates — stood at about 1.4 years as of August 31, 2011; this is toward the lower end of the fund’s target range. Portfolio counselors view the incremental increase in yield offered by Treasuries with a maturity closer to three years (toward the fund’s upper limit in terms of bond maturities) as not compelling enough to compensate for the additional interest rate risk entailed. When interest rates rise, the value of a shorter duration portfolio tends to hold up better than the value of a longer duration one.

We thank you for your continued confidence in our efforts and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David A. Hoag

David A. Hoag
President

October 12, 2011

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has fared (for the period October 2, 2006, to August 31, 2011, with dividends reinvested)

Fund results shown, unless otherwise indicated, are for Class A shares and reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

[begin mountain chart]
	The fund at net asset value	The fund at maximum offering price	Barclays Capital U.S. Govt/Credit 1–3 Years ex BBB Index2	Lipper Short Investment Grade Debt Funds Average3	Consumer Price Index4 (inflation)

10/2/06	$10,000	$9,747	$10,000	$10,000	$10,000
10/31/06	$10,048	$9,793	$10,034	$10,035	$9,946
11/30/06	$10,091	$9,835	$10,088	$10,093	$9,931
12/31/06	$10,107	$9,850	$10,092	$10,103	$9,946
1/31/07	$10,132	$9,875	$10,116	$10,125	$9,976
2/28/07	$10,190	$9,931	$10,197	$10,204	$10,030
3/31/07	$10,218	$9,959	$10,237	$10,241	$10,121
4/30/07	$10,266	$10,006	$10,274	$10,277	$10,187
5/31/07	$10,263	$10,003	$10,266	$10,267	$10,249
6/30/07	$10,293	$10,032	$10,310	$10,294	$10,269
7/31/07	$10,352	$10,090	$10,392	$10,343	$10,266
8/31/07	$10,404	$10,140	$10,480	$10,369	$10,247
9/30/07	$10,476	$10,210	$10,558	$10,449	$10,276
10/31/07	$10,519	$10,253	$10,606	$10,486	$10,297
11/30/07	$10,589	$10,321	$10,762	$10,552	$10,359
12/31/07	$10,608	$10,339	$10,794	$10,573	$10,352
1/31/08	$10,729	$10,457	$10,981	$10,690	$10,403
2/29/08	$10,720	$10,448	$11,082	$10,712	$10,433
3/31/08	$10,698	$10,427	$11,094	$10,616	$10,524
4/30/08	$10,685	$10,414	$11,023	$10,606	$10,588
5/31/08	$10,683	$10,412	$10,993	$10,615	$10,677
6/30/08	$10,691	$10,420	$11,014	$10,602	$10,784
7/31/08	$10,697	$10,426	$11,048	$10,571	$10,841
8/31/08	$10,715	$10,443	$11,098	$10,582	$10,798
9/30/08	$10,665	$10,395	$11,041	$10,407	$10,783
10/31/08	$10,570	$10,302	$11,105	$10,228	$10,674
11/30/08	$10,614	$10,345	$11,238	$10,097	$10,469
12/31/08	$10,731	$10,459	$11,376	$10,223	$10,361
1/31/09	$10,768	$10,495	$11,384	$10,323	$10,406
2/28/09	$10,783	$10,510	$11,368	$10,283	$10,458
3/31/09	$10,863	$10,587	$11,425	$10,340	$10,483
4/30/09	$10,900	$10,624	$11,465	$10,483	$10,510
5/31/09	$10,937	$10,660	$11,525	$10,660	$10,540
6/30/09	$10,941	$10,664	$11,534	$10,737	$10,631
7/31/09	$11,012	$10,733	$11,579	$10,891	$10,614
8/31/09	$11,060	$10,779	$11,633	$11,005	$10,637
9/30/09	$11,096	$10,815	$11,671	$11,095	$10,644
10/31/09	$11,121	$10,839	$11,704	$11,179	$10,654
11/30/09	$11,190	$10,906	$11,776	$11,253	$10,662
12/31/09	$11,103	$10,822	$11,701	$11,234	$10,643
1/31/10	$11,184	$10,900	$11,788	$11,347	$10,679
2/28/10	$11,208	$10,924	$11,814	$11,380	$10,682
3/31/10	$11,188	$10,905	$11,797	$11,401	$10,726
4/30/10	$11,212	$10,928	$11,831	$11,476	$10,745
5/31/10	$11,236	$10,951	$11,864	$11,455	$10,753
6/30/10	$11,294	$11,007	$11,923	$11,512	$10,742
7/31/10	$11,340	$11,052	$11,970	$11,593	$10,745
8/31/10	$11,364	$11,076	$11,996	$11,643	$10,760
9/30/10	$11,387	$11,098	$12,024	$11,695	$10,766
10/31/10	$11,410	$11,121	$12,057	$11,747	$10,779
11/30/10	$11,378	$11,090	$12,030	$11,713	$10,784
12/31/10	$11,334	$11,046	$12,013	$11,689	$10,802
1/31/11	$11,346	$11,058	$12,037	$11,737	$10,854
2/28/11	$11,335	$11,048	$12,033	$11,755	$10,907
3/31/11	$11,335	$11,048	$12,030	$11,763	$11,014
4/30/11	$11,380	$11,092	$12,088	$11,832	$11,085
5/31/11	$11,413	$11,124	$12,132	$11,868	$11,137
6/30/11	$11,412	$11,123	$12,133	$11,852	$11,125
7/31/11	$11,433	$11,143	$12,169	$11,897	$11,135
8/31/11	$11,453	$11,163	$12,195	$11,852	$11,165
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The index is unmanaged and therefore has no expenses.
3Results of the Lipper Short Investment Grade Debt Funds Average do not reflect any sales charges.
4Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
5For the period October 2, 2006 (when the fund began operations), through November 30, 2006.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2011)*
			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)

At maximum offering price (reflecting the maximum 2.50% sales charge)	−1.73%	—	2.26%
At net asset value	0.79	—	2.80

*Assumes reinvestment of all distributions.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 19 to 21 for details.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2011 (the most recent calendar quarter-end):
	1 year	5 years	Life of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–5.17%	—	1.59%
Not reflecting CDSC	–0.20	—	1.97

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.34	—	1.87
Not reflecting CDSC	–0.35	—	1.87

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	0.40	—	2.59

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	0.69	—	2.31

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	–2.06	—	2.09
Not reflecting maximum sales charge	0.45	—	2.61

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–5.29	—	1.41
Not reflecting CDSC	–0.33	—	1.79

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.41	—	1.80
Not reflecting CDSC	–0.42	—	1.80

Class 529-E shares2,3 — first sold 12/1/06	0.08	—	2.22

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	0.58	—	2.82

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008, and reimbursed other fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 19 to 21 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio  August 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of Net Assets
Bonds & notes of U.S. government & government agencies	52.4%
Corporate bonds & notes	12.8
Mortgage-backed obligations	12.8
Other	9.8
Short-term securities & other assets less liabilities	12.2
[end pie chart]

Quality ratings*	Percent of net assets

U.S. government obligations†	37.6%
Federal agencies	24.8
Aaa/AAA	10.4
Aa/AA	9.9
A/A	5.1
Short-term securities & other assets less liabilities	12.2

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies.The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are backed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 87.84%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 52.41%
U.S. Treasury:
0.625% 2012	$50,000	$50,308
0.625% 2012	37,500	37,660
1.00% 2012	50,000	50,305
1.375% 2012	30,000	30,212
4.25% 2012	54,835	57,265
4.50% 2012	25,000	25,642
4.625% 2012	50,000	51,137
4.75% 2012	30,000	31,041
4.875% 2012	100,000	102,191
0.375% 2013	32,750	32,859
0.75% 2013	35,000	35,315
1.375% 2013	65,000	66,195
1.375% 2013	47,250	48,074
1.375% 2013	45,000	45,743
1.50% 2013	56,250	57,904
1.75% 2013	50,000	51,268
1.875% 2013 (1)	50,513	53,247
3.125% 2013	80,000	84,846
3.375% 2013	93,750	99,441
3.375% 2013	30,000	31,743
3.875% 2013	50,000	52,685
1.875% 2014	44,250	46,124
1.875% 2014	40,000	41,614
2.25% 2014	25,000	26,337
2.375% 2014	25,000	26,544
1.00%-4.625% 2011-2016	121,500	127,569	30.94%
Fannie Mae:
1.00% 2011	30,000	30,062
2.00% 2012	40,000	40,266
0.50% 2013	50,000	50,159
1.00% 2013	25,000	25,321
0.875% 2014	28,750	29,053
2.75% 2014	40,000	42,311
0.45%-6.125% 2012-2014	55,000	57,345	6.23
Federal Home Loan Bank:
1.125% 2012	50,000	50,334
0.50% 2013	37,300	37,204
3.625% 2013	55,000	58,770
1.75%-4.625% 2012	42,000	42,912	4.29
Freddie Mac:
1.625% 2013	80,000	81,756
3.00% 2014	40,000	42,908
0.189%-5.00% 2011-2014 (2)	55,000	56,594	4.11
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286%-1.875% 2011-2012 (2)	60,000	60,483	1.37
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.20% 2012	25,000	25,379
2.125% 2012	20,000	20,473	1.04
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.555%-2.25% 2012 (2)	40,000	40,296	.92
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497%-2.20% 2012 (2)	35,000	35,369	.80
Other securities		119,360	2.71
		2,309,624	52.41

Corporate bonds & notes - 12.85%
Financials - 5.16%
JPMorgan Chase & Co.:
3.40% 2015	17,750	18,299
2.60% 2016	2,000	1,997	.46
Nordea Bank, Series 2, 3.70% 2014 (3)	14,500	15,120	.34
Citigroup Inc.:
6.00% 2013	2,000	2,121
4.75% 2015	7,500	7,825	.23
Morgan Stanley, Series F, 2.875% 2014	5,000	4,971	.11
Other securities		177,113	4.02
		227,446	5.16

Consumer staples - 1.13%
Coca-Cola Co. 3.625% 2014	10,000	10,752	.24
Other securities		39,114	.89
		49,866	1.13

Other corporate bonds & notes - 6.56%
Other securities		288,914	6.56

Total corporate bonds & notes		566,226	12.85

Mortgage-backed obligations (4)- 12.82%
Fannie Mae:
4.00% 2019	24,762	26,224
3.50% 2025	27,543	28,765
5.50% 2038	40,000	43,789
6.00% 2038	61,250	67,925
0.418%-6.00% 2019-2041 (2)	212,553	224,391	8.88
Freddie Mac 1.873%-5.752% 2013-2040 (2)	49,616	51,578	1.17
Other securities		122,069	2.77
		564,741	12.82

Other - 9.76%
Other securities		429,884	9.76

Total bonds & notes (cost: $3,803,364,000)		3,870,475	87.84

	Principal		Percent
	amount	Value	of net
Short-term securities - 12.89%	(000)	(000)	assets

Fannie Mae 0.08%-0.16% due 10/19/2011-1/19/2012	127,000	$126,981	2.88
Freddie Mac 0.07%-0.23% due 9/23/2011-1/24/2012	99,400	99,386	2.26
Straight-A Funding LLC 0.16% due 9/1/2011 (3)	48,000	48,000	1.09
Nordea North America, Inc. 0.17% due 10/11/2011	40,000	39,991	.91
Coca-Cola Co. 0.13%-0.22% due 9/2-9/23/2011 (3)	39,900	39,898	.91
Federal Home Loan Bank 0.15%-0.271% due 9/19/2011-5/21/2012 (2)	38,290	38,287	.87
Barclays U.S. Funding Corp. 0.10% due 9/1/2011	37,300	37,300	.85
Westpac Banking Corp. 0.14% due 9/6/2011 (3)	37,200	37,199	.84
Private Export Funding Corp. 0.13% due 11/2/2011 (3)	35,000	34,989	.79
Jupiter Securitization Co., LLC 0.17% due 9/1/2011 (3)	28,400	28,400	.64
U.S. Treasury Bill 0.22% due 1/12/2012	11,900	11,898	.27
Other securities		25,498	.58

Total short-term securities (cost: $567,765,000)		567,827	12.89

Total investment securities (cost: $4,371,129,000)		4,438,302	100.73
Other assets less liabilities		(32,364)	(.73)

Net assets		$4,405,938	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Index-linked bond whose principal amount moves with a government price index.
(2) Coupon rate may change periodically.
(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $587,999,000, which represented 13.35% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,371,129)		$4,438,302
Cash		111
Receivables for:
Sales of investments	$136,681
Sales of fund's shares	9,591
Interest	20,427	166,699
		4,605,112
Liabilities:
Payables for:
Purchases of investments	179,733
Repurchases of fund's shares	16,331
Dividends on fund's shares	233
Investment advisory services	1,067
Services provided by related parties	1,680
Trustees' deferred compensation	22
Other	108	199,174
Net assets at August 31, 2011		$4,405,938

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,338,666
Distributions in excess of net investment income		(42)
Undistributed net realized gain		141
Net unrealized appreciation		67,173
Net assets at August 31, 2011		$4,405,938

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (435,864 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,251,222	321,632	$10.11
Class B	58,496	5,787	10.11
Class C	228,325	22,588	10.11
Class F-1	155,917	15,424	10.11
Class F-2	264,652	26,181	10.11
Class 529-A	215,594	21,328	10.11
Class 529-B	7,595	751	10.11
Class 529-C	60,144	5,950	10.11
Class 529-E	13,879	1,373	10.11
Class 529-F-1	27,393	2,710	10.11
Class R-1	6,361	629	10.11
Class R-2	36,499	3,611	10.11
Class R-3	39,759	3,933	10.11
Class R-4	15,600	1,543	10.11
Class R-5	15,161	1,500	10.11
Class R-6	9,341	924	10.11

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$73,135

Fees and expenses*:
Investment advisory services	$11,951
Distribution services	12,149
Transfer agent services	2,237
Administrative services	1,514
Reports to shareholders	156
Registration statement and prospectus	415
Trustees' compensation	34
Auditing and legal	65
Custodian	14
State and local taxes	38
Other	159	28,732
Net investment income		44,403

Net realized gain and unrealized depreciation
on investments:
Net realized gain on investments		9,771
Net unrealized depreciation on investments		(26,691)
Net realized gain and unrealized depreciation
on investments		(16,920)
Net increase in net assets resulting
from operations		$27,483

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended August 31
	2011	2010
Operations:
Net investment income	$44,403	$49,265
Net realized gain on investments	9,771	8,482
Net unrealized (depreciation) appreciation on investments	(26,691)	43,511
Net increase in net assets resulting from operations	27,483	101,258

Dividends paid or accrued to shareholders from net investment income	(45,880)	(50,509)

Net capital share transactions	227,293	941,931

Total increase in net assets	208,896	992,680

Net assets:
Beginning of year	4,197,042	3,204,362
End of year (including distributions in excess of
net investment income: $(42) and $(24), respectively)	$4,405,938	$4,197,042

See Notes to Financial Statements

Notes to financial statements

1.	Organization

Short-Term Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.
The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years. Effective November 1, 2010, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2011, the fund reclassified $1,463,000 from undistributed net realized gain to distributions in excess of net investment income and $4,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$213
Undistributed long-term capital gain	142
Gross unrealized appreciation on investment securities	68,862
Gross unrealized depreciation on investment securities	(1,690)
Net unrealized appreciation on investment securities	67,172
Cost of investment securities	4,371,130

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended August 31
Share class	2011	2010
Class A	$36,084	$38,722
Class B	348	598
Class C	803	1,395
Class F-1	1,761	2,368
Class F-2	3,204	4,388
Class 529-A	2,186	1,697
Class 529-B	32	52
Class 529-C	165	206
Class 529-E	94	78
Class 529-F-1	301	201
Class R-1	20	22
Class R-2	111	129
Class R-3	261	210
Class R-4	158	118
Class R-5	183	186
Class R-6	169	139
Total	$45,880	$50,509

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the year ended August 31, 2011, the investment advisory services fee was $11,951,000, which was equivalent to an annualized rate of 0.290% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2011, unreimbursed expenses subject to reimbursement totaled $446,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services		Commonwealth of Virginia administrative services
Class A	$7,623	$2,184	Not applicable	Not applicable		Not applicable
Class B	588	53	Not applicable	Not applicable		Not applicable
Class C	2,118	Included in administrative services	$234	$37		Not applicable
Class F-1	386		196	14		Not applicable
Class F-2	Not applicable		201	4		Not applicable
Class 529-A	239		158	25		$187
Class 529-B	73		7	2		8
Class 529-C	555		47	10		56
Class 529-E	59		10	2		12
Class 529-F-1	-		20	3		23
Class R-1	54		5	3		Not applicable
Class R-2	250		48	89		Not applicable
Class R-3	168		44	28		Not applicable
Class R-4	36		20	2		Not applicable
Class R-5	Not applicable		13	-	*	Not applicable
Class R-6	Not applicable		6	-	*	Not applicable
Total	$12,149	$2,237	$1,009	$219		$286

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $34,000, shown on the accompanying financial statements, includes $31,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2011
Class A	$1,772,052	175,452	$34,236	3,389	$(1,686,700)	(167,049)	$119,588	11,792
Class B	26,891	2,662	328	33	(49,345)	(4,886)	(22,126)	(2,191)
Class C	133,163	13,185	756	75	(144,187)	(14,277)	(10,268)	(1,017)
Class F-1	99,033	9,806	1,661	164	(136,503)	(13,507)	(35,809)	(3,537)
Class F-2	227,209	22,517	2,393	237	(157,140)	(15,558)	72,462	7,196
Class 529-A	111,491	11,042	2,173	215	(57,117)	(5,659)	56,547	5,598
Class 529-B	4,378	433	32	3	(5,732)	(567)	(1,322)	(131)
Class 529-C	30,874	3,058	164	16	(20,298)	(2,011)	10,740	1,063
Class 529-E	7,359	729	93	10	(3,339)	(331)	4,113	408
Class 529-F-1	15,670	1,552	299	30	(6,454)	(640)	9,515	942
Class R-1	3,796	376	19	2	(2,658)	(264)	1,157	114
Class R-2	27,528	2,726	110	11	(20,839)	(2,064)	6,799	673
Class R-3	29,603	2,932	256	25	(18,883)	(1,871)	10,976	1,086
Class R-4	15,649	1,550	156	15	(10,540)	(1,045)	5,265	520
Class R-5	11,176	1,108	182	18	(9,783)	(966)	1,575	160
Class R-6	9,660	957	168	16	(11,747)	(1,163)	(1,919)	(190)
Total net increase
(decrease)	$2,525,532	250,085	$43,026	4,259	$(2,341,265)	(231,858)	$227,293	22,486

Year ended August 31, 2010
Class A	$2,245,601	223,004	$35,611	3,533	$(1,530,177)	(152,000)	$751,035	74,537
Class B	55,133	5,471	549	54	(54,631)	(5,427)	1,051	98
Class C	159,038	15,789	1,281	128	(142,912)	(14,195)	17,407	1,722
Class F-1	198,407	19,701	2,132	211	(166,065)	(16,478)	34,474	3,434
Class F-2	245,968	24,428	3,679	365	(287,533)	(28,495)	(37,886)	(3,702)
Class 529-A	113,555	11,278	1,688	167	(33,885)	(3,363)	81,358	8,082
Class 529-B	7,129	708	52	5	(4,115)	(408)	3,066	305
Class 529-C	38,751	3,850	204	20	(12,959)	(1,286)	25,996	2,584
Class 529-E	7,767	772	77	7	(2,460)	(244)	5,384	535
Class 529-F-1	12,474	1,239	200	20	(3,143)	(312)	9,531	947
Class R-1	4,875	484	22	2	(2,971)	(296)	1,926	190
Class R-2	27,667	2,749	128	13	(13,565)	(1,348)	14,230	1,414
Class R-3	27,499	2,732	208	21	(11,661)	(1,158)	16,046	1,595
Class R-4	10,400	1,033	116	12	(7,673)	(762)	2,843	283
Class R-5	11,165	1,108	185	19	(7,106)	(705)	4,244	422
Class R-6	11,220	1,113	139	14	(133)	(13)	11,226	1,114
Total net increase
(decrease)	$3,176,649	315,459	$46,271	4,591	$(2,280,989)	(226,490)	$941,931	93,560

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,116,640,000 and $994,341,000, respectively, during the year ended August 31, 2011.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2011	$10.15	$.12		$(.04)	$.08	$(.12)	$10.11	.79%	$3,251,222	.63%		.63%		1.14%
Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.75	3,145,795	.63		.63		1.39
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.22	2,357,579	.66		.66		1.80
Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(5)	.64	(5)	4.57	(5)
Class B:
Year ended 8/31/2011	10.15	.05		(.04)	.01	(.05)	10.11	.13	58,496	1.29		1.29		.50
Year ended 8/31/2010	10.02	.08		.13	.21	(.08)	10.15	2.08	81,004	1.28		1.28		.74
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(5)	1.36	(5)	3.86	(5)
Class C:
Year ended 8/31/2011	10.15	.04		(.04)	-	(.04)	10.11	(.02)	228,325	1.44		1.44		.34
Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.93	239,656	1.43		1.43		.59
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(5)	1.44	(5)	3.78	(5)
Class F-1:
Year ended 8/31/2011	10.15	.11		(.04)	.07	(.11)	10.11	.73	155,917	.69		.69		1.09
Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.70	192,511	.68		.68		1.33
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(5)	.67	(5)	4.56	(5)
Class F-2:
Year ended 8/31/2011	10.15	.14		(.04)	.10	(.14)	10.11	1.02	264,652	.40		.40		1.36
Year ended 8/31/2010	10.02	.17		.13	.30	(.17)	10.15	3.00	192,784	.39		.39		1.63
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
Period from 8/19/2008 to 8/31/2008	9.92	-	(6)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09
Class 529-A:
Year ended 8/31/2011	10.15	.12		(.04)	.08	(.12)	10.11	.78	215,594	.64		.64		1.13
Year ended 8/31/2010	10.02	.14		.13	.27	(.14)	10.15	2.74	159,703	.63		.63		1.37
Year ended 8/31/2009	9.90	.16		.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(5)	.78	(5)	4.44	(5)
Class 529-B:
Year ended 8/31/2011	10.15	.04		(.04)	-	(.04)	10.11	- (7)	7,595	1.42		1.42		.36
Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.95	8,955	1.41		1.41		.60
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(5)	1.54	(5)	3.66	(5)
Class 529-C:
Year ended 8/31/2011	10.15	.03		(.04)	(.01)	(.03)	10.11	(.09)	60,144	1.51		1.51		.26
Year ended 8/31/2010	10.02	.05		.13	.18	(.05)	10.15	1.85	49,617	1.51		1.51		.50
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(5)	1.52	(5)	3.71	(5)
Class 529-E:
Year ended 8/31/2011	10.15	.08		(.04)	.04	(.08)	10.11	.41	13,879	1.01		1.01		.76
Year ended 8/31/2010	10.02	.11		.13	.24	(.11)	10.15	2.36	9,803	1.00		1.00		1.00
Year ended 8/31/2009	9.90	.14		.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(5)	1.02	(5)	4.22	(5)

Class 529-F-1:
Year ended 8/31/2011	$10.15	$.13		$(.04)	$.09	$(.13)	$10.11	.91%	$27,393	.51%		.51%		1.25%
Year ended 8/31/2010	10.02	.16		.13	.29	(.16)	10.15	2.88	17,949	.50		.50		1.50
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.34	8,226	.54		.53		1.92
Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(5)	.49	(5)	4.76	(5)
Class R-1:
Year ended 8/31/2011	10.15	.04		(.04)	-	(.04)	10.11	(.02)	6,361	1.44		1.44		.33
Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.91	5,230	1.46		1.46		.55
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(5)	1.40	(5)	3.84	(5)
Class R-2:
Year ended 8/31/2011	10.15	.03		(.04)	(.01)	(.03)	10.11	(.06)	36,499	1.47		1.47		.30
Year ended 8/31/2010	10.02	.06		.13	.19	(.06)	10.15	1.89	29,827	1.47		1.47		.54
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(5)	1.42	(5)	3.82	(5)
Class R-3:
Year ended 8/31/2011	10.15	.08		(.04)	.04	(.08)	10.11	.39	39,759	1.02		1.02		.74
Year ended 8/31/2010	10.02	.10		.13	.23	(.10)	10.15	2.32	28,905	1.04		1.04		.96
Year ended 8/31/2009	9.90	.13		.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(5)	1.06	(5)	4.18	(5)
Class R-4:
Year ended 8/31/2011	10.15	.11		(.04)	.07	(.11)	10.11	.71	15,600	.71		.71		1.06
Year ended 8/31/2010	10.02	.13		.13	.26	(.13)	10.15	2.65	10,389	.73		.73		1.28
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(5)	.66	(5)	4.53	(5)
Class R-5:
Year ended 8/31/2011	10.15	.14		(.04)	.10	(.14)	10.11	1.01	15,161	.41		.41		1.35
Year ended 8/31/2010	10.02	.17		.13	.30	(.17)	10.15	2.97	13,606	.42		.42		1.60
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(5)	.42	(5)	4.83	(5)
Class R-6:
Year ended 8/31/2011	10.15	.15		(.04)	.11	(.15)	10.11	1.06	9,341	.36		.36		1.42
Period from 11/20/2009(8) to 8/31/2010	10.08	.13		.07	.20	(.13)	10.15	1.99	11,308	.36	(5)	.36	(5)	1.63	(5)
Period from 5/7/2009 to 6/15/2009(9)	9.93	.02		(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Year ended August 31
	2011	2010	2009	2008	For the period 10/2/2006(10) to 8/31/2007
Portfolio turnover rate for all share classes	44%	19%	60%	28%	15%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.
(6)Amount less than $.01.
(7)Amount less than .01%.
(8)The first date the share class had assets during the fund's fiscal year ended August 31, 2010.
(9)The last date the share class had assets during the fund's fiscal year ended August 31, 2009.
(10)Commencement of operations.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America (the "Fund") at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2011

Expense example
           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2011, through August 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 3/1/2011	Ending account value 8/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,010.41	$3.19	.63%
Class A -- assumed 5% return	1,000.00	1,022.03	3.21	.63
Class B -- actual return	1,000.00	1,007.04	6.53	1.29
Class B -- assumed 5% return	1,000.00	1,018.70	6.56	1.29
Class C -- actual return	1,000.00	1,006.32	7.28	1.44
Class C -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class F-1 -- actual return	1,000.00	1,010.10	3.50	.69
Class F-1 -- assumed 5% return	1,000.00	1,021.73	3.52	.69
Class F-2 -- actual return	1,000.00	1,011.64	1.93	.38
Class F-2 -- assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 529-A -- actual return	1,000.00	1,010.31	3.29	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B -- actual return	1,000.00	1,006.42	7.18	1.42
Class 529-B -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-C -- actual return	1,000.00	1,005.97	7.63	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class 529-E -- actual return	1,000.00	1,008.51	5.06	1.00
Class 529-E -- assumed 5% return	1,000.00	1,020.16	5.09	1.00
Class 529-F-1 -- actual return	1,000.00	1,011.01	2.59	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.63	2.60	.51
Class R-1 -- actual return	1,000.00	1,006.25	7.33	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class R-2 -- actual return	1,000.00	1,006.17	7.38	1.46
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class R-3 -- actual return	1,000.00	1,008.42	5.16	1.02
Class R-3 -- assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class R-4 -- actual return	1,000.00	1,010.02	3.55	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 -- actual return	1,000.00	1,011.54	2.03	.40
Class R-5 -- assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-6 -- actual return	1,000.00	1,011.79	1.83	.36
Class R-6 -- assumed 5% return	1,000.00	1,023.39	1.84	.36

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information
                               unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2011:

U.S. government income that may be exempt from state taxation	$13,192,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2012. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income consistent with the maturity and quality standards described in its prospectus while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 76	2006	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 65	2006	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2006	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	2006	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2009	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency

Steadman Upham, Ph.D., 62	2007	President and Professor of Anthropology,

		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client Services Funds
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 68	42	None

Margaret Spellings, 53	42	None

Steadman Upham, Ph.D., 62	45	None

Ambassador Richard G. Capen, Jr. and Richard G. Newman, trustees of the fund since 2006, have retired from the board. The trustees thank Ambassador Capen and Mr. Newman for their dedication and service to the fund.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	2006	Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

David A. Hoag, 46	2006	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Vice
		President, Capital Guardian Trust Company6

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

David A. Hoag, 46	1	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 28 for footnotes.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Kristine M. Nishiyama, 41	2006	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel — Capital Bank and Trust Company6

Courtney R. Taylor, 36	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management
Company

Karl C. Grauman, 43	2010	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Ari M. Vinocor, 36	2006	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities —is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2011, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-948-1011P

Litho in USA CGD/UNL/9796-S28489

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$48,000
2011	$51,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$6,000
2011	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$22,000
2011	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $30,000 for fiscal year 2010 and $28,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

August 31, 2011

Bonds & notes — 87.84%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 52.41%
U.S. Treasury 1.00% 2011	$25,000	$25,019
U.S. Treasury 4.625% 2011	4,000	4,060
U.S. Treasury 0.625% 2012	50,000	50,308
U.S. Treasury 0.625% 2012	37,500	37,660
U.S. Treasury 1.00% 2012	50,000	50,305
U.S. Treasury 1.125% 2012	25,000	25,309
U.S. Treasury 1.375% 2012	30,000	30,212
U.S. Treasury 4.25% 2012	54,835	57,265
U.S. Treasury 4.50% 2012	25,000	25,642
U.S. Treasury 4.625% 2012	50,000	51,137
U.S. Treasury 4.75% 2012	30,000	31,041
U.S. Treasury 4.875% 2012	100,000	102,191
U.S. Treasury 0.375% 2013	32,750	32,859
U.S. Treasury 0.75% 2013	35,000	35,315
U.S. Treasury 1.375% 2013	65,000	66,195
U.S. Treasury 1.375% 2013	47,250	48,074
U.S. Treasury 1.375% 2013	45,000	45,743
U.S. Treasury 1.50% 2013	56,250	57,904
U.S. Treasury 1.75% 2013	50,000	51,268
U.S. Treasury 1.875% 20131	50,513	53,247
U.S. Treasury 3.125% 2013	80,000	84,846
U.S. Treasury 3.375% 2013	93,750	99,441
U.S. Treasury 3.375% 2013	30,000	31,743
U.S. Treasury 3.875% 2013	50,000	52,685
U.S. Treasury 1.75% 2014	15,000	15,572
U.S. Treasury 1.875% 2014	44,250	46,124
U.S. Treasury 1.875% 2014	40,000	41,614
U.S. Treasury 2.25% 2014	25,000	26,337
U.S. Treasury 2.375% 2014	25,000	26,544
U.S. Treasury 2.625% 2014	20,000	21,459
U.S. Treasury 2.50% 2015	5,000	5,360
U.S. Treasury 4.00% 2015	7,500	8,409
U.S. Treasury 4.125% 2015	15,000	16,976
U.S. Treasury 2.625% 2016	5,000	5,405
Fannie Mae 1.00% 2011	30,000	30,062
Fannie Mae 2.00% 2012	40,000	40,266
Fannie Mae 6.125% 2012	15,000	15,483
Fannie Mae 0.45% 2013	25,000	24,983
Fannie Mae 0.50% 2013	50,000	50,159
Fannie Mae 1.00% 2013	25,000	25,321
Fannie Mae 0.875% 2014	28,750	29,053
Fannie Mae 2.75% 2014	40,000	42,311
Fannie Mae 4.625% 2014	15,000	16,879
Federal Home Loan Bank 1.125% 2012	50,000	50,334
Federal Home Loan Bank 1.75% 2012	12,000	12,177
Federal Home Loan Bank 2.25% 2012	20,000	20,256
Federal Home Loan Bank 4.625% 2012	10,000	10,479
Federal Home Loan Bank 0.50% 2013	37,300	37,204
Federal Home Loan Bank 3.625% 2013	55,000	58,770
Freddie Mac 0.189% 20112	20,000	20,000
Freddie Mac 1.75% 2012	25,000	25,306
Freddie Mac 1.625% 2013	80,000	81,756
Freddie Mac 3.00% 2014	40,000	42,908
Freddie Mac 5.00% 2014	10,000	11,288
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,023
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286% 20122	20,000	20,022
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,263
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,175
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,473
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,379
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.555% 20122	15,000	15,024
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,272
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.447% 20122	25,000	25,039
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,522
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.497% 20122	15,000	15,056
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,313
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,171
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,248
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,375
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,217
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,172
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,124
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.217% 20132	8,000	8,002
Private Export Funding Corp. 4.974% 2013	5,000	5,402
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,069
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,019
		2,309,624

CORPORATE BONDS & NOTES — 12.85%
Financials — 5.16%
JPMorgan Chase & Co. 3.40% 2015	17,750	18,299
JPMorgan Chase & Co. 2.60% 2016	2,000	1,997
Wells Fargo & Co. 3.75% 2014	7,500	7,981
Wells Fargo & Co. 0.453% 20152	9,513	9,036
Wells Fargo & Co. 3.625% 2015	3,000	3,137
Crédit Agricole CIB 0.796% 20122	17,500	17,497
Nordea Bank, Series 2, 3.70% 20143	14,500	15,120
UBS AG 2.25% 2013	5,000	5,053
UBS AG 1.253% 20142	7,000	6,963
HSBC Bank PLC 2.00% 20143	12,000	11,981
Société Générale 2.20% 20133	12,000	11,388
Citigroup Inc. 6.00% 2013	2,000	2,121
Citigroup Inc. 4.75% 2015	7,500	7,825
New York Life Global Funding 2.25% 20123	5,000	5,090
New York Life Global Funding 5.25% 20123	4,500	4,720
MetLife Global Funding I 5.125% 20133	2,000	2,113
MetLife Global Funding I 5.125% 20143	5,000	5,457
BNP Paribas 3.25% 2015	7,000	6,963
PNC Funding Corp. 0.453% 20142	1,000	991
PNC Funding Corp. 5.40% 2014	5,000	5,521
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,196
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,158
TIAA Global Markets 4.95% 20133	5,500	5,923
Barclays Bank PLC 2.50% 2013	3,000	3,005
Barclays Bank PLC 5.20% 2014	2,670	2,810
Northern Trust Corp. 5.20% 2012	1,000	1,052
Northern Trust Corp. 5.50% 2013	4,200	4,558
Westfield Group 5.75% 20153	5,000	5,472
Credit Suisse Group AG 5.50% 2014	5,000	5,393
Bank of America Corp. 5.375% 2012	2,000	2,053
Countrywide Financial Corp., Series B, 5.80% 2012	3,000	3,057
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,070
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,056
Morgan Stanley, Series F, 2.875% 2014	5,000	4,971
Abbey National Treasury Services PLC 3.875% 20143	4,100	4,007
Jackson National Life Global 5.375% 20133	3,750	3,989
Monumental Global Funding 5.50% 20133	2,995	3,180
Principal Life Insurance Co. 6.25% 20123	2,600	2,662
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,372
US Bank NA 4.95% 2014	2,000	2,205
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,137
ACE INA Holdings Inc. 5.875% 2014	1,665	1,851
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,016
		227,446

Health care — 1.79%
Novartis Capital Corp. 1.90% 2013	5,000	5,119
Novartis Capital Corp. 4.125% 2014	15,000	16,227
Pfizer Inc 4.45% 2012	20,000	20,414
Sanofi-aventis SA 0.556% 20142	14,500	14,574
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,569
Johnson & Johnson 0.376% 20142	5,000	5,007
Eli Lilly and Co. 3.55% 2012	4,250	4,316
Roche Holdings Inc. 5.00% 20143	3,175	3,492
AstraZeneca PLC 5.40% 2012	1,000	1,050
		78,768

Energy — 1.51%
Shell International Finance BV 1.30% 2011	7,500	7,505
Shell International Finance BV 4.00% 2014	20,000	21,581
Chevron Corp. 3.95% 2014	15,000	16,206
Total Capital Canada Ltd. 1.625% 2014	12,000	12,249
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,730
StatoilHydro ASA 2.90% 2014	2,070	2,192
		66,463

Consumer staples — 1.13%
PepsiCo, Inc. 0.875% 2013	17,500	17,553
PepsiCo, Inc. 4.65% 2013	2,000	2,117
Coca-Cola Co. 3.625% 2014	10,000	10,752
Anheuser-Busch InBev NV 0.609% 20142	10,320	10,346
Walgreen Co. 4.875% 2013	5,624	6,069
Sysco Corp. 4.20% 2013	2,000	2,099
Sysco Corp. 4.60% 20143	845	930
		49,866

Information technology — 1.10%
Cisco Systems, Inc. 0.499% 20142	17,500	17,505
Hewlett-Packard Co. 2.95% 2012	10,000	10,174
Hewlett-Packard Co. 0.719% 20142	5,000	4,968
International Business Machines Corp. 1.25% 2014	7,910	8,034
International Business Machines Corp. 2.00% 2016	2,500	2,553
Google Inc. 1.25% 2014	5,000	5,094
		48,328

Telecommunication services — 0.71%
AT&T Inc. 4.95% 2013	7,500	7,880
AT&T Inc. 2.40% 2016	5,000	5,060
Verizon Communications Inc. 7.375% 2013	5,000	5,651
Verizon Communications Inc. 5.55% 2014	2,000	2,200
Verizon Communications Inc. 3.00% 2016	3,000	3,125
France Télécom 4.375% 2014	2,800	2,996
France Télécom 2.125% 2015	2,100	2,083
Singapore Telecommunications Ltd. 6.375% 20113	2,500	2,540
		31,535

Industrials — 0.61%
Honeywell International Inc. 3.875% 2014	8,400	9,043
Danaher Corp. 1.30% 2014	5,755	5,842
Canadian National Railway Co. 4.95% 2014	5,000	5,494
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,245
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	790
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,050
Raytheon Co. 6.75% 2018	1,225	1,531
		26,995

Utilities — 0.46%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,309
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,946
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,016
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,872
		20,143

Consumer discretionary — 0.38%
Target Corp. 1.125% 2014	7,000	7,054
Walt Disney Co. 4.70% 2012	1,500	1,577
Walt Disney Co. 4.50% 2013	5,000	5,414
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,637
		16,682

Total corporate bonds & notes		566,226

MORTGAGE-BACKED OBLIGATIONS4 — 12.82%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	4,751	4,878
Fannie Mae 4.00% 2019	24,762	26,224
Fannie Mae 4.00% 2019	11,669	12,358
Fannie Mae 4.00% 2019	9,098	9,636
Fannie Mae 4.50% 2021	9,130	9,804
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	209	216
Fannie Mae 5.00% 2023	2,705	2,941
Fannie Mae 5.00% 2023	1,898	2,063
Fannie Mae 6.00% 2023	5,187	5,657
Fannie Mae 4.00% 2024	6,646	7,022
Fannie Mae 6.00% 2024	3,270	3,548
Fannie Mae 6.00% 2024	2,704	2,946
Fannie Mae 3.50% 2025	27,543	28,765
Fannie Mae 3.50% 2025	22,950	23,969
Fannie Mae 3.50% 2025	22,226	23,212
Fannie Mae 3.50% 2025	15,078	15,748
Fannie Mae 3.50% 2025	14,423	15,063
Fannie Mae 3.50% 2025	4,739	4,949
Fannie Mae 4.50% 2025	18,747	20,009
Fannie Mae, Series 2007-114, Class A7, 0.418% 20372	7,500	7,255
Fannie Mae 5.379% 20382	1,157	1,225
Fannie Mae 5.50% 2038	40,000	43,789
Fannie Mae 6.00% 2038	61,250	67,925
Fannie Mae 6.00% 2038	9,432	10,445
Fannie Mae 3.548% 20392	4,952	5,206
Fannie Mae 3.565% 20392	5,237	5,505
Fannie Mae 3.58% 20392	3,395	3,578
Fannie Mae 3.609% 20392	5,910	6,249
Fannie Mae 3.797% 20392	3,385	3,584
Fannie Mae 3.93% 20392	3,401	3,596
Fannie Mae 3.958% 20392	2,754	2,920
Fannie Mae 5.00% 2041	10,000	10,809
Freddie Mac, Series K003, Class A1, 2.225% 2013	1,625	1,640
Freddie Mac, Series K703, Class A1, 1.873% 2018	16,695	16,893
Freddie Mac 5.676% 20372	690	745
Freddie Mac 5.752% 20372	1,081	1,152
Freddie Mac 3.323% 20382	1,517	1,597
Freddie Mac 5.172% 20382	2,249	2,420
Freddie Mac 5.417% 20382	1,311	1,388
Freddie Mac 5.532% 20382	108	115
Freddie Mac 3.892% 20392	1,888	1,999
Freddie Mac 3.938% 20392	4,488	4,753
Freddie Mac 3.508% 20402	17,964	18,876
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	52	52
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,434	1,436
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,865
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,148	1,159
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.463% 20372	1,053	1,074
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	563	575
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,337	2,360
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20463	9,399	9,361
HBOS Treasury Services PLC 5.00% 20113	9,915	9,997
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2016	3,000	3,029
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	5,442	5,507
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	104	104
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,487
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20442	73	73
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	244	245
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20422	1,000	1,022
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	5,753	6,250
Royal Bank of Canada 3.125% 20153	7,000	7,475
Bank of Nova Scotia 1.45% 20133	7,000	7,101
Compagnie de Financement Foncier 1.625% 20123	7,000	7,037
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,497	1,505
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	131	131
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	5,000	5,223
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	22	22
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,301
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	232	232
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	629	629
Bank of Montreal 2.85% 20153	5,000	5,307
Bank of America 5.50% 20123	5,000	5,155
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 20352,3	4,133	4,361
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	4,000	4,242
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	2,439	2,504
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	375	376
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	229	229
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,733	1,753
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,637	1,662
Nationwide Building Society, Series 2007-2, 5.50% 20123	1,500	1,557
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,458	1,463
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	601	603
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20322	684	688
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 20422	1,200	1,223
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	860	876
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	474	486
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.922% (undated)2	163	163
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	70	70
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	64	64
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	35	35
		564,741

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.04%
Australia Government Agency-Guaranteed, National Australia Bank 0.746% 20142,3	15,000	15,018
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	16,000	16,703
Province of Ontario 0.446% 20122	15,000	15,013
Province of Ontario, Series 1, 1.875% 2012	15,000	15,271
France Government Agency-Guaranteed, Société Finance 2.25% 20123	20,985	21,253
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,000	5,331
Europe Government Agency-Guaranteed, Dexia Credit Local 0.496% 20122,3	25,000	24,987
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	18,000	18,299
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	3,550	3,819
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	20,000	20,692
European Investment Bank 3.25% 2011	20,000	20,069
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.527% 20122,3	20,000	20,036
Denmark Government Agency-Guaranteed, Danske Bank 0.658% 20122,3	17,500	17,532
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,198
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	10,000	10,244
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.747% 20142,3	10,000	10,125
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.579% 20122,3	10,000	10,011
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	6,250	6,345
		265,946

ASSET-BACKED OBLIGATIONS4 — 1.89%
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	7,004
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	7,200	7,238
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	11,810	12,440
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	747	815
Chase Issuance Trust, Series 2007-A9, Class A, 0.237% 20142	3,000	2,998
Chase Issuance Trust, Series 2008-13, Class A, 1.747% 20152	3,000	3,087
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	6,018	6,026
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	5,000	5,022
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.398% 20132	2,000	2,000
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.563% 20142	3,000	3,008
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,567	1,593
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,370
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,359
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	4,000	4,160
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,050
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	1,164	1,181
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,315	1,331
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	2,099	2,205
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.267% 20152	2,000	1,997
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,615	1,676
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,341	1,355
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,110	1,172
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	1,140	1,141
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,006	1,011
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	861	900
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	588	599
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	519	532
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	485	486
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	428	431
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	95	98
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	62	62
		83,347

MUNICIPALS — 1.83%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,032
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,202
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	11,024
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,715
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,786
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,724
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,657
State of California, Department of Water Resources, Power Supply Revenue Refunding Bonds, Series 2011-N, 5.00% 2013	5,000	5,385
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,503
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,664
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,097
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,063
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,044
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.86% 20142	2,500	2,513
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, 4.50% 2028	2,000	2,182
		80,591

Total bonds & notes (cost: $3,803,364,000)		3,870,475

Short-term securities — 12.89%

Fannie Mae 0.08%–0.16% due 10/19/2011–1/19/2012	127,000	126,981
Freddie Mac 0.07%–0.23% due 9/23/2011–1/24/2012	99,400	99,386
Straight-A Funding LLC 0.16% due 9/1/20113	48,000	48,000
Nordea North America, Inc. 0.17% due 10/11/2011	40,000	39,991
Coca-Cola Co. 0.13%–0.22% due 9/2–9/23/20113	39,900	39,898
Federal Home Loan Bank 0.16% due 10/21/20112	20,000	20,006
Federal Home Loan Bank 0.15%–0.271% due 9/19/2011–5/21/2012	18,290	18,281
Barclays U.S. Funding Corp. 0.10% due 9/1/2011	37,300	37,300
Westpac Banking Corp. 0.14% due 9/6/20113	37,200	37,199
Private Export Funding Corp. 0.13% due 11/2/20113	35,000	34,989
Jupiter Securitization Co., LLC 0.17% due 9/1/20113	28,400	28,400
U.S. Treasury Bill 0.22% due 1/12/2012	11,900	11,898
Canadian Imperial Bank of Commerce 0.34% due 9/27/20112	10,000	10,000
Québec (Province of) 0.24% due 10/11/20113	9,100	9,098
Wal-Mart Stores, Inc. 0.06% due 9/26/20113	6,400	6,400

Total short-term securities (cost: $567,765,000)		567,827

Total investment securities (cost: $4,371,129,000)		4,438,302
Other assets less liabilities		(32,364)

Net assets		$4,405,938

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $587,999,000, which represented 13.35% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.
MFGEFP-948-1011O-S29484

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2011, and for the year then ended and have issued our unqualified report thereon dated October 12, 2011 (which report and financial statements are included in item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of August 31, 2011 appearing in item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 12, 2011

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: October 31, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 31, 2011